Treasury Shares - Summary of Holding of Treasury Shares (Detail) € in Thousands	9 Months Ended
Sep. 30, 2022 EUR (€) shares
Disclosure Of Holding Of Treasury Shares [Line Items]
At January 1, 2022 (Nominal values) | €	€ 21
Acquired from third-parties (Nominal values) | €	134
At September 30, 2022 (Nominal values) | €	€ 155
At January 1, 2022 (Holding) | shares	154,837
Acquired from third-parties (Holding) | shares	1,000,000
At September 30, 2022 (Holding) | shares	1,154,837
At January 1, 2022 (Holding in % of total outstanding shares)	0.30%
Acquired from third-parties (Holding in % of total outstanding shares)	0.00%
At September 30, 2022 (Holding in % of total outstanding shares)	2.00%